Revenues (Tables)	12 Months Ended
Apr. 30, 2026
Revenues [Abstract]
Schedule of Revenues Disaggregated by Service Lines

The following table presents the Company’s revenues disaggregated by service lines for the years ended April 30, 2024, 2025 and 2026:

	April 30, 2024	April 30, 2025	April 30, 2026	April 30, 2026
	JPY	JPY	JPY	USD
OPERATING REVENUES
Software and system development services	125,618,177	375,349,324	158,907,578	1,014,347
Consulting and solution services	2,800,620	65,011,839	97,388,932	621,658
Sale of NFTs	50,936,854	-	-	-
Royalty revenue	-	-	4,682	30
Total operating revenues	179,355,651	440,361,163	256,301,192	1,636,035